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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street, Milwaukee, WI	53212
(Address of principal executive offices)	(Zip code)

Constance Dye Shannon
235 W. Galena Street, Milwaukee, WI 53212

(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 299-2295

Date of fiscal year end: March 31

Date of reporting period: July 1, 2014 - June 30, 2015

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Institutional Account Number	Custodian Account Number	Company Name	Ticker	Primary CUSIP	Meeting Date	Proponent	Proposal Text	Vote Instruction	Voted	Vote Against Management
430009	113406600099	HealthSouth Corporation	HLS	421924309	07-May-15	Management	Elect Director John W. Chidsey	For	Yes	No
430009	113406600099	HealthSouth Corporation	HLS	421924309	07-May-15	Management	Elect Director Donald L. Correll	For	Yes	No
430009	113406600099	HealthSouth Corporation	HLS	421924309	07-May-15	Management	Elect Director Yvonne M. Curl	For	Yes	No
430009	113406600099	HealthSouth Corporation	HLS	421924309	07-May-15	Management	Elect Director Charles M. Elson	For	Yes	No
430009	113406600099	HealthSouth Corporation	HLS	421924309	07-May-15	Management	Elect Director Jay Grinney	For	Yes	No
430009	113406600099	HealthSouth Corporation	HLS	421924309	07-May-15	Management	Elect Director Joan E. Herman	For	Yes	No
430009	113406600099	HealthSouth Corporation	HLS	421924309	07-May-15	Management	Elect Director Leo I. Higdon, Jr.	For	Yes	No
430009	113406600099	HealthSouth Corporation	HLS	421924309	07-May-15	Management	Elect Director Leslye G. Katz	For	Yes	No
430009	113406600099	HealthSouth Corporation	HLS	421924309	07-May-15	Management	Elect Director John E. Maupin, Jr.	For	Yes	No
430009	113406600099	HealthSouth Corporation	HLS	421924309	07-May-15	Management	Elect Director L. Edward Shaw, Jr.	For	Yes	No
430009	113406600099	HealthSouth Corporation	HLS	421924309	07-May-15	Management	Ratify PricewaterhouseCoopers LLP as Auditors	For	Yes	No
430009	113406600099	HealthSouth Corporation	HLS	421924309	07-May-15	Management	Adopt the Jurisdiction of Incorporation as the Exclusive Forum for Certain Disputes	Against	Yes	Yes
430009	113406600099	HealthSouth Corporation	HLS	421924309	07-May-15	Management	Advisory Vote to Ratify Named Executive Officers' Compensation	For	Yes	No
430009	113406600099	Forest City Enterprises, Inc.	FCE.A	345550107	28-May-15	Management	Elect Director Arthur F. Anton	For	Yes	No
430009	113406600099	Forest City Enterprises, Inc.	FCE.A	345550107	28-May-15	Management	Elect Director Scott S. Cowen	For	Yes	No
430009	113406600099	Forest City Enterprises, Inc.	FCE.A	345550107	28-May-15	Management	Elect Director Michael P. Esposito, Jr.	For	Yes	No
430009	113406600099	Forest City Enterprises, Inc.	FCE.A	345550107	28-May-15	Management	Elect Director Stan Ross	For	Yes	No
430009	113406600099	Forest City Enterprises, Inc.	FCE.A	345550107	28-May-15	Management	Advisory Vote to Ratify Named Executive Officers' Compensation	For	Yes	No
430009	113406600099	Forest City Enterprises, Inc.	FCE.A	345550107	28-May-15	Management	Ratify PricewaterhouseCoopers LLP as Auditors	For	Yes	No

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Investment Managers Series Trust

By (Signature and Title)*		/s/ Maureen Quill
Maureen Quill, President
Date	August 21, 2015

* Print the name and title of each signing officer under his or her signature.